Merchandise Inventories, Net (Details) - Schedule of Merchandise Inventories - USD ($)	Mar. 31, 2024	Mar. 31, 2023
Schedule of Merchandise Inventories [Line Items]
Merchandise inventories, net	$ 4,413,880	$ 7,187,800
Beauty products [Member]
Schedule of Merchandise Inventories [Line Items]
Merchandise inventories, net	2,349,158	3,866,209
Health products [Member]
Schedule of Merchandise Inventories [Line Items]
Merchandise inventories, net	400,473	714,601
Luxury products [Member]
Schedule of Merchandise Inventories [Line Items]
Merchandise inventories, net	353,057
Other products [Member]
Schedule of Merchandise Inventories [Line Items]
Merchandise inventories, net	$ 1,311,192	$ 2,606,990